                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jonathan S. Lavine
Title:      Manager
Phone:      (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan Lavine            Boston, MA                 5/15/07
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name
     28-
     ----------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          32

Form 13F Information Table Value Total:     377,112
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number       Name

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
                                                            Sankaty Advisors, LLC.
                                                         -------------------------------
                                                         Form 13F Information Table as of
                                                                    3/31/07
                                                         -------------------------------
Column 1                          Column 2     Column 3  Column 4   Column 5   Column 6   Column 7     Column 8
--------                       --------------- --------- ---------  --------  ----------  -------- ----------------
                                                                     Value    Investment   Other   Voting Authority
Name of Issuer                 Title of Class   Cusip     Shares    (x$1000)  Discretion  Managers Sole Shared None
--------------                 --------------- --------- ---------  --------  ----------  -------- ----------------
A C Moore Arts & Crafts Inc        Common      00086T103   232,000  $ 4,951     (OTHER)                          X
Armstrong World Inds Inc           Common      04247X102   247,929  $12,607     (OTHER)                          X
Burger King Hldgs Inc              Common      121208201   906,535  $15,665     (OTHER)                          X
Carrols Restaurant Group Inc       Common      14574X104   729,850  $10,590     (OTHER)                          X
Celanese Corp Del              Common Series A 150870103   941,400  $29,033     (OTHER)                          X
Celestica Inc                   Sub Vtg Shrs   15101Q108 4,814,500  $29,513     (OTHER)                          X
Cheesecake Factory Inc             Common      163072101   230,000  $ 6,130     (OTHER)                          X
Core Mark Holding Co Inc           Common      218681104   129,003  $ 4,603     (OTHER)                          X
Core Mark Holding Co Inc           Common      218681104     2,129  $    76     (SOLE)             X
DDi Corp                        Common 0.0001  233162502 1,854,062  $12,682     (OTHER)                          X
El Paso Corp                       Common      28336L109   360,000  $ 5,209     (OTHER)                          X
Genuine Parts Co                   Common      372460105    16,000  $   784     (OTHER)                          X
Goodyear Tire & Rubr Co            Common      382550101   836,400  $26,087     (OTHER)                          X
Graphic Packaging Corp Del         Common      388688103 1,399,600  $ 6,634     (OTHER)                          X
Huntsman Corp                      Common      447011107   505,000  $ 9,640     (OTHER)                          X
Nucor Corp                         Common      670346105   170,000  $11,072     (OTHER)                          X
Panera Bread Co                    Class A     69840W108   222,100  $13,117     (OTHER)                          X
Rogers Communications Inc          Class B     775109200    31,876  $ 1,205     (OTHER)                          X
Silgan Holdings Inc                Common      827048109   202,046  $10,327     (OTHER)                          X
SIRVA Inc                          Common      82967Y104    91,800  $   328     (OTHER)                          X
SMTC Corp                          Common      832682207    77,160  $   223     (OTHER)                          X
Spirit Aerosystems Hldgs Inc   Common Class A  848574109   592,100  $18,858     (OTHER)                          X
Sprint Nextel Corp                 Common      852061100 1,700,000  $32,232     (OTHER)                          X
Steel Dynamics Inc                 Common      858119100   255,000  $11,016     (OTHER)                          X
Smurfit-Stone Container Corp       Common      832727101 1,647,500  $18,551     (OTHER)                          X
Textron Inc                        Common      883203101   175,400  $15,751     (OTHER)                          X
United Rentals Inc                 Common      911363109   419,000  $11,523     (OTHER)                          X
United States Stl Corp             Common      912909108   242,000  $23,999     (OTHER)                          X
Universal Compression Hldgs        Common      913431102   122,400  $ 8,284     (OTHER)                          X
Vonage Hldgs Corp                  Common      92886T201 2,695,824  $ 7,440     (OTHER)                          X
Warner Music Group Corp            Common      934550104   750,662  $10,245     (OTHER)                          X
Williams Cos Inc Del               Common      969457100   307,000  $ 8,737     (OTHER)                          X